Financial Instruments - Interest bearing loans and borrowings (Details) £ in Millions	3 Months Ended
	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Jun. 15, 2018 USD ($)	Jun. 15, 2018 EUR (€)	May 03, 2017 EUR (€)
Senior EURO Debt [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount							€ 558,000,000
Senior USD Debt [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Loan repayment percentage	1.00%
Repayments of non-current borrowings	€ 12,100,000
Notional amount						$ 953,400,000.0	€ 849,500,000.0
Revolving Credit Facility1 [Member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity1			€ 80,000,000.0
2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount								€ 400,000,000.0
Borrowings, interest rate								3.25%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value			1,805,700,000	€ 1,745,400,000
Carrying value			1,780,200,000	1,764,300,000
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value			1,388,900,000	1,372,200,000
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value			1,800,000	3,000,000
Carrying value			1,800,000	3,000,000
Loans and Borrowings | 2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value			400,000,000	400,000,000
Loans and Borrowings | Level 2 | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value			1,395,200,000	1,347,200,000
Loans and Borrowings | Level 1 | 2024 fixed rate senior secured notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value			408,700,000	395,200,000
Deferred borrowing costs | Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value			0	0
Carrying value			(10,500,000)	€ (10,900,000)
Cash flow hedges [member] | Derivatives [member] | Swap contract [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount		£ 263.4	€ 860,800,000		€ 312,900,000
Hedges of net investment in foreign operations [member] | Derivatives [member] | Swap contract [member]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount | £		£ 224.7